Fair Value Measurements - Recurring basis (Details) - Recurring - Money market funds - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Level 1
Assets
Money market funds (included in cash and cash equivalents)	$ 33,636	$ 59,382
Level 2
Assets
Money market funds (included in cash and cash equivalents)	0	0
Level 3
Assets
Money market funds (included in cash and cash equivalents)	$ 0	$ 0